Business Combinations - Additional Information (Detail) - CAD ($) $ in Millions					1 Months Ended	2 Months Ended	12 Months Ended				31 Months Ended	56 Months Ended
	Sep. 01, 2020	Aug. 01, 2020	Jan. 31, 2020	Sep. 18, 2019	Sep. 30, 2020	Feb. 24, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Aug. 01, 2020	Sep. 01, 2020
Business Acquisition [Line Items]
Cash payment to acquire business							$ 126	$ 0
Goodwill							373	$ 325
Peterborough Distribution Inc. [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 104
Cash payment to acquire business		101							$ 4		$ 105
Goodwill		$ 33									$ 33
Revenue from acquiree							51
Net income from acquiree							0
Peterborough Distribution Inc. [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price adjustment						$ 1
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 28
Cash payment to acquire business	25									$ 1		$ 26
Goodwill	$ 15											$ 15
Revenue from acquiree							15
Net income from acquiree							$ 0
Repayment of short-term debt assumed					$ 20
Orillia Power Distribution Corporation [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price adjustment						$ 2
Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred				$ 119
Six Nations of the Grand River Development Corporation and Mississaugas of the Credit First Nation [Member]
Business Acquisition [Line Items]
Consideration transferred				12
Debt [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred				$ 71
Business combination percentage transferred				60.00%
Equity [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred				$ 48
Business combination percentage transferred				40.00%
Six Nations of the Grand River Development Corporation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Non-controlling ownership percentage			25.00%
Six Nations of the Grand River Development Corporation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired				25.00%
Mississaugas of the Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Non-controlling ownership percentage			20.00%
Mississaugas of the Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred			$ 9
Percentage of common shares acquired			19.90%	0.10%
Option to purchase additional equity interest (as a percent)			19.90%
Hydro One Inc. [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Non-controlling ownership percentage			55.00%